Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Water Infrastructure Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Water Infrastructure Fund is long-term growth of capital.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	The Water Infrastructure Fund seeks to obtain current income as a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Water Infrastructure Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Water Infrastructure Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Water Infrastructure Portfolio's, and therefore the Water
Infrastructure Fund's, performance. During the most recent fiscal year, the
Water Infrastructure Portfolio's portfolio turnover rate was 69% of the average
		value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Water Infrastructure Fund's operating expenses and does not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Water Infrastructure Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Water Infrastructure Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Water Infrastructure Fund's operating expenses remain the
		same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Water Infrastructure Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Water Infrastructure Fund is a non-diversified fund that invests all of its investable assets in the Water Infrastructure Portfolio, a series of Kinetics
Portfolios Trust. Under normal circumstances, the Water Infrastructure Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, fixed-income securities such as bonds and debentures, and warrants, derivatives, and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and IDRs), of
U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities, such as water production companies, water conditioning and desalination companies, water suppliers, water transport and distribution companies, companies specializing in the treatment of waste water, sewage and solid, liquid and chemical waste, companies operating sewage treatment plants and companies providing equipment, consulting and engineering services in connection with the above-described activities and those companies that are dependent on water usage in industries such as agriculture, timber, oil and gas service, hydroelectricity and alternative renewable energy. For purposes of this 80% policy, a company will be considered in the water infrastructure or natural resources industry if at least 50% of its revenues come from water-related activities or if it is included in a major water index. The Water Infrastructure Portfolio may also invest in ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment. Cash and cash equivalents committed as collateral and/or cover for options on water infrastructure or natural resources securities are included for purposes of this 80% policy.

Under normal circumstances, the Water Infrastructure Portfolio may invest up to
100% of its net assets in fixed income securities. There are no limitations as to the maturities or credit ratings of the fixed income securities in which the
Water Infrastructure Portfolio may invest; provided, however, that the Water
Infrastructure Portfolio will invest no more than 80% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser uses a value-based strategy in managing the Water
Infrastructure Portfolio, which means that both equity and fixed income security purchase selections will be based primarily upon current relative valuation of company fundamentals, although the growth prospects of respective companies within the global water industry will also be considered. When determining the intrinsic value of each potential company for the Water Infrastructure Portfolio, the Investment Adviser will primarily focus on traditional valuation metrics including, but not limited to, price to earnings, price to cash flow, book value, price to sales, return on equity, and return on invested capital. In addition, the Investment Adviser will evaluate the estimated growth prospect for each company by evaluating such metrics as forward price to earnings, and will also use merger and acquisition metrics and sum of the parts valuation (break-up value or private market value) to better ascertain market and intrinsic valuation.

The Investment Adviser may decide to sell part or all of a security's position if the Investment Adviser believes that a security is excessively valued, has experienced deteriorating fundamentals or experienced a detrimental change in the management of a portfolio holding's business focus, or if the Investment
Adviser has received misleading information about the security from the
		company's management.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Water Infrastructure Fund, and indirectly the Water Infrastructure Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Water
Infrastructure Fund, Water Infrastructure Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Water Infrastructure Portfolio, and therefore the Water Infrastructure Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Water Infrastructure Portfolio's, and therefore the Water Infrastructure Fund's, investment objective.

o  Liquidity Risks: The Water Infrastructure Portfolio's investments in the securities of small and medium capitalization companies and in non-investment grade fixed income securities makes the Water Infrastructure Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

o  Small and Medium-Size Company Risks: The Water Infrastructure Portfolio may
   invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Water
   Infrastructure Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks.
   As a shareholder in an ETF, the Water Infrastructure Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Water Infrastructure Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with
   U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Water
   Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure
   Portfolio's shares, and therefore the Water Infrastructure Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Water Infrastructure Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

o  Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Water Infrastructure Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Water Infrastructure Industry Concentration Risks: Adverse developments in the water industry may significantly affect the value of the shares of the Water
   Infrastructure Fund. Companies involved in the water industry are subject to environmental considerations, changes in taxation and government regulation, price and supply fluctuations, changes in technology, competition and water conservation. There can be no assurances that the regulatory environment will remain the same. Unfavorable regulatory rulings, including structural changes to pricing and the competitive playing field, may affect the underlying companies' ability to produce favorable returns.

o  Value Style Risks: Over time, a value-based investment style may go in and out of favor, causing the Water Infrastructure Portfolio to sometimes under-perform other funds that use different investment styles, such as a growth-based investment style.

o  Derivatives Risks: The Water Infrastructure Portfolio's investments in options and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Water Infrastructure Portfolio. To the extent the Water Infrastructure Portfolio segregates assets to cover derivative positions, the Water Infrastructure Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Water Infrastructure Portfolio properly in a manner consistent with its stated investment objective.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Water Infrastructure Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The
   Water Infrastructure Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Natural Resources Investment Risks: Investments in companies with a specific water theme and related activities in natural resources industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources. These companies also may be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

o  Management Risk: There is no guarantee that the Water Infrastructure Fund will meet its investment objective. The Investment Adviser cannot guarantee the performance of the Water Infrastructure Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Water Infrastructure Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to value equity investing;

o  want to allocate some portion of their long-term investments to international equity investing;

o  are willing to accept the volatility associated with equity investing; and

		o are comfortable with the risks described herein.
Risk, Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	As a non-diversified investment company, the Water Infrastructure Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Water Infrastructure Portfolio's shares, and therefore the Water Infrastructure Fund's shares, more than shares of a diversified mutual fund that holds more investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below illustrate the variability of the Water
Infrastructure Fund's returns. The bar chart indicates the risks of investing in the Water Infrastructure Fund by showing the changes in the Water Infrastructure
Fund's performance from year to year (on a calendar year basis). The table shows how the Water Infrastructure Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index, the ISE Water Index, the
Palisades Water Index and the S&P® Global Water Index, which represent broad measures of market performance. The past performance of the Water Infrastructure
Fund, before and after taxes, is not necessarily an indication of how the Water
Infrastructure Fund or the Water Infrastructure Portfolio will perform in the future. Updated performance information is available on the Fund's website at
		http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the variability of the Water Infrastructure Fund's returns. The bar chart indicates the risks of investing in the Water Infrastructure Fund by showing the changes in the Water Infrastructure Fund's performance from year to year (on a calendar year basis). The table shows how the Water Infrastructure Fund's average annual returns, before and after taxes, compare with those of the S&P 500® Index, the ISE Water Index, the Palisades Water Index and the S&P® Global Water Index, which represent broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Water Infrastructure Fund, before and after taxes, is not necessarily an indication of how the Water Infrastructure Fund or the Water Infrastructure Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Water Infrastructure Fund - No Load Class Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2009 Q2 17.90% Worst Quarter: 2011 Q3 -14.09%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Water Infrastructure Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Water Infrastructure Fund's after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your
		investment.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	Effective December 31, 2011, the ISE Water Index and the Palisades Water Index have replaced the S&P® Global Water Index as more appropriate comparative benchmarks for the Water Infrastructure Fund.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2011
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.75%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | ISE Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	ISE Water Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.27%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.13%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | Palisades Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Palisades Water Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.94%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | S&P® Global Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P® Global Water Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.39%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.66%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	659
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,176
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,596
Annual Return 2008	rr_AnnualReturn2008	(25.17%)
Annual Return 2009	rr_AnnualReturn2009	16.46%
Annual Return 2010	rr_AnnualReturn2010	(4.60%)
Annual Return 2011	rr_AnnualReturn2011	(4.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.09%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Water Infrastructure Fund (KWINX) No Load Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.88%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.52%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | No Load Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Water Infrastructure Fund (KWINX) No Load Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.75%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
Kinetics Water Infrastructure Fund (Second Prospectus Summary) | Kinetics Water Infrastructure Fund | No Load Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	The Water Infrastructure Fund (KWINX) No Load Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.89%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007

[1]	This table and the example below reflect the aggregate expenses of the Water Infrastructure Fund and the Water Infrastructure Portfolio. The management fees paid by the Water Infrastructure Fund reflect the proportionate share of fees allocated to the Water Infrastructure Fund from the Water Infrastructure Portfolio.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Water Infrastructure Fund's operating expenses and does not include AFFE.
[3]	The Investment Adviser to the Water Infrastructure Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding AFFE, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.